Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41444
Entity Registrant Name	INTELLIGENT LIVING APPLICATION GROUP INC.
Entity Central Index Key	0001814963
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 2, 5/F, Block A, Profit Industrial Building
Entity Address, Address Line Two	1-15 Kwai Fung Crescent, Kwai Chung
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Ordinary Shares, par value $0.001
Trading Symbol	ILAG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	2,076,948
Contact Personnel Email Address	Email: info@i-l-a-g.com
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2388
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 2, 5/F, Block A, Profit Industrial Building
Entity Address, Address Line Two	1-15 Kwai Fung Crescent, Kwai Chung
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	852
Local Phone Number	2481 7938
Contact Personnel Name	Bong Lau